Income Taxes - Composition of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets-non-current:
Net operating tax losses carry forwards	¥ 69,061	¥ 51,541
Allowances of doubtful accounts	11,656	12,564
Investment loss	1,747	375
Total deferred tax assets	82,464	64,480
Less: valuation allowance	(79,533)	(61,617)
Total deferred tax assets, net	2,931	2,863
Deferred tax liabilities-non-current:
Unrealized investment gain	(2,931)	(2,863)
Total deferred tax liabilities	(2,931)	(2,863)
Accumulated operating losses	¥ 408,000	¥ 298,000
Change in valuation allowance	(33.14%)	2.52%	(25.55%)
Accumulated operating losses expire in 2025	¥ 55,000
Accumulated operating losses expire in 2026	53,000
Accumulated operating losses expire in 2027	48,000
Operating loss carry forwards expire after 2027	¥ 252,000
HNTE
Deferred tax liabilities-non-current:
Operating loss carryforward period before legislative release in 2018	5 years
Operating loss carryforward period after legislative release in 2018	10 years